Subsequent Events	12 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
20.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events through January 14, 2026, the date the consolidated financial statements were issued. There were no events that occurred subsequent to September 30, 2025 that require adjustment to or disclosure in the consolidated financial statements.